Note 8 - Intangible Assets (Details) - Mortgage Servicing Activity - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Mortgage servicing rights:
Balance, beginning of year	$ 1,507	$ 1,708
Originations	547	316
Amortization	(555)	(517)
Balance, end of year	1,499	1,507
Valuation reserve	0	0
Mortgage servicing rights, net	1,499	1,507
Fair value of mortgage servicing rights	$ 2,590	$ 2,562